23. Related Parties - Narrative (Details) € in Thousands	12 Months Ended
	Dec. 31, 2019 EUR (€) shareholder	Dec. 31, 2018 EUR (€) shareholder	Dec. 31, 2017 EUR (€)
Disclosure of transactions between related parties [line items]
Number of shareholder holds more than 20% of the voting rights | shareholder	0	0
Share-based expense	€ 2,469	€ 2,035	€ 1,943
Supervisory Board Directors
Disclosure of transactions between related parties [line items]
Compensation received for their services	382	382	375
Share-based expense	€ 243	€ 117	€ 144